Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member] | Pieris Pharmaceuticals, Inc. [Member]
Stock issuance costs	$ 0.7	$ 0.3